Geneva SMID Cap Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.03%
Apparel Retailers - 1.98%
Burlington Stores, Inc. (a)	254	$38,217

Building Climate Control - 7.30%
AAON, Inc.	945	81,847
Watsco, Inc.	182	59,035
		140,882
Building Materials Other - 1.75%
Trex Co., Inc. (a)	659	33,840

Building, Roofing/Wallboard and Plumbing - 2.84%
Advanced Drainage Systems, Inc.	566	54,772

Computer Services - 1.92%
EPAM Systems, Inc. (a)	144	36,953

Consumer Services Misc. - 5.70%
Copart, Inc. (a)	1,256	110,013

Defense - 4.18%
Axon Enterprise, Inc. (a)	418	80,636

Diversified Retailers - 1.67%
Ollie's Bargain Outlet Holdings, Inc. (a)	585	32,245

Electronic Equipment Gauges and Meters - 3.06%
Keysight Technologies, Inc. (a)	365	59,057

Engineering and Contracting Services - 4.45%
Exponent, Inc.	941	85,932

Food Products - 2.10%
J & J Snack Foods Corp.	263	40,489

Health Care Services - 1.78%
Omnicell, Inc. (a)	468	34,361

Investment Services - 1.95%
MarketAxess Holdings, Inc.	138	37,593

Medical Equipment - 5.74%
Globus Medical, Inc., Class A (a)	487	26,361
Repligen Corp. (a)	339	56,925
STAAR Surgical Co. (a)	475	27,559
		110,845
Medical Supplies - 2.92%
Bio-Techne Corp.	688	56,272

Metal Fabricating - 3.10%
RBC Bearings, Inc. (a)	302	59,884

Nondurable Household Products - 2.65%
Church & Dwight Co., Inc.	554	51,217

Professional Business Support Services - 9.96%
ExlService Holdings, Inc. (a)	537	81,055
Fair Isaac Corp. (a)	141	111,061
		192,116
Property and Casualty Insurance - 2.25%
Kinsale Capital Group, Inc.	143	43,326

Real Estate Services - 3.90%
CoStar Group, Inc. (a)	947	75,192

Recreational Products - 4.95%
Fox Factory Holding Corp. (a)	360	32,011
Pool Corp.	201	63,562
		95,573
Semiconductors - 4.19%
Monolithic Power Systems, Inc.	165	80,835

Software - 10.70%
Alarm.com Holdings, Inc. (a)	716	35,958
Blackline, Inc. (a)	511	26,608
Certara, Inc. (a)	1,338	27,804
Paycom Software, Inc.	188	52,664
Tyler Technologies, Inc. (a)	160	63,513
		206,547
Specialty Chemicals - 3.08%
Balchem Corp.	481	59,466

Transaction Processing Services - 1.91%
I3 Verticals, Inc., Class A (a)	1,617	36,948

Total Common Stocks
(Cost $2,047,073)		1,853,211

CONTINGENT VALUE RIGHTS - 0.01%
Abiomed - J&J (a)(b)	169	181
Total Contingent Value Rights
(Cost $-)		181

SHORT-TERM INVESTMENTS - 4.41%
Money Market Fund - 4.41%
First American Government Obligations Fund, Class X, 4.97% (c)	85,149	85,149
Total Short-Term Investments
(Cost $85,149)		85,149

Total Investments
(Cost $2,132,222) - 100.45%		1,938,541
Liabilities in Excess of Other Assets - (0.45)%		(8,686)
Total Net Assets - 100.00%		$1,929,855

(a)	Non-income producing security.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day effective yield as of May 31, 2023.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board") has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund's NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Geneva Capital Management LLC (the "Advisor" ) as its "Valuation Designee" to perform all of the fair value determinations as well as to perform all of the responsibilties that may be perofrmed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$1,853,211	$-	$-	$1,853,211
Contingent Value Right	-	-	181	181
Short-Term Investments	85,149	-	-	85,149
	$1,938,360	$-	$181	$1,938,541

(1) Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 8/31/2022	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	181
Balance as of 5/31/2023	$181
Net change in unrealized appreciation of Level 3 assets as of May 31, 2023	$181

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techinques and inputs used.
Level 3 investments totaled 0.01% of the Fund's net assets.